Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Company's Current and Deferred Federal Tax Expense
The components of income tax expense (benefit) were as follows for the periods indicated:

	Year Ended December 31,
	2019	2018	2017
Current expense (benefit)	$8.8	$9.5	$(3.3)
Deferred expense	2.0	7.2	49.5
Total income tax expense	$10.8	$16.7	$46.2

Schedule of Reconciliation of the Federal Income Tax Rate to the Company's Effective Income Tax Rate
A reconciliation of the federal income tax rate to the Company's effective income tax rate follows for the periods indicated:

	December 31,
	2019	2018	2017
Federal income tax rate:	21.0%	21.0%	35.0%
Reconciling items:
Dividends-received deduction	(1.3)%	(0.8)%	(1.2)%
TCJA impacts (1)	—%	0.5%	3.6%
Change in liability for prior years' taxes	(0.3)%	—%	(0.5)%
Other	—%	(0.3)%	0.1%
Effective income tax rate	19.4%	20.4%	37.0%
(1) In connection with Tax Cuts and Jobs Act (TCJA), the Company recorded a discrete net tax expense of $4.5 million for the corporate rate reduction in the period ending December 31, 2017 related to the re-valuation of its net deferred tax assets. During the year ended December 31, 2018, the Company finalized the provisional adjustment. There was no impact for the year ended December 31, 2019.

Schedule of Significant Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that result in deferred tax assets and deferred tax liabilities are as follows as of the dates indicated:

	December 31,
	2019	2018
Deferred tax assets:
Deferred gain on disposal of businesses	$7.5	$10.8
Deferred acquisition costs	16.5	14.2
Investments, net	5.8	5.0
Policyholder and separate account reserves	8.3	8.9
Employee benefits	2.8	2.8
Total deferred tax assets	40.9	41.7
Deferred tax liabilities:
Net unrealized appreciation on securities	(43.8)	(24.1)
Other	(0.6)	(0.8)
Total deferred tax liabilities	(44.4)	(24.9)
Net deferred income tax (liabilities) assets	$(3.5)	$16.8